Organization and Description of Business	12 Months Ended
Dec. 31, 2022
Organization and Description of Business [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Newegg Commerce, Inc. (“Newegg” or the “Company”) (previously known as “Lianluo Smart Limited” or “LLIT”) was incorporated as an international business company under the International Business Companies Act, 1984, in the British Virgin Islands on July 22, 2003.

Newegg is an electronics-focused e-retailer that offers customers a comprehensive selection of the latest consumer electronics products, detailed product descriptions and images, “how-to” information, and customer reviews via its websites. The Company’s strategic focus is based on three key areas: (1) providing a differentiated and superior online shopping experience, (2) offering reliable and timely product fulfillment, and (3) delivering superior customer service.

Newegg Inc. was incorporated as Newegg Computers in the state of California on February 4, 2000. In June 2005, Newegg Inc. was incorporated in the state of Delaware. On September 29, 2005, Newegg Computers was merged into Newegg Inc. under Delaware law with Newegg Inc. being the surviving company.

In August 2016, Newegg Inc. entered into a share purchase agreement (the “Purchase Agreement”) with Hangzhou Liaison Interactive Information Technology Co., Ltd, (“Hangzhou Lianluo”), a publicly traded company in China. The transaction was completed on March 30, 2017. Pursuant to the Purchase Agreement, Hangzhou Lianluo purchased 490,706 shares of Newegg Inc.’s Class A Common Stock and 12,782,546 shares of Newegg Inc.’s Series A convertible Preferred Stock from existing shareholders for a total consideration of $91.9 million. Additionally, Newegg Inc. issued, and Hangzhou Lianluo purchased, 24,870,027 shares of Newegg Inc.’s Series AA Convertible Preferred Stock for a total consideration of $172.2 million. Upon the close of this transaction, Hangzhou Lianluo, through Digital Grid (Hong Kong) Technology Co., Limited (“Digital Grid”), a fully-owned subsidiary of Hangzhou Lianluo, became the majority owner of Newegg Inc.

On May 19, 2021, the Company closed the merger with Newegg Inc. contemplated by the Agreement and Plan of Merger dated October 23, 2020, by and among LLIT, Lightning Delaware Sub, Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of the Company, and Newegg Inc. As the consideration for the merger, the Company issued to all the stockholders of Newegg Inc. an aggregate of 363,325,542 common shares. Each issued and outstanding share of Newegg Inc. capital stock was exchanged for 5.8417 shares of common shares of the Company. The Company also converted each Class B common share into one common share immediately prior to completion of the merger.

On May 19, 2021, the Company disposed all of LLIT’s legacy business contemplated by that certain Equity Transfer Agreement dated October 23, 2020, by and among LLIT, its wholly owned subsidiary, Lianluo Connection Medical Wearable Device Technology (Beijing) Co., Ltd (“Lianluo Connection”), and Beijing Fenjin Times Development Co., Ltd. (“Beijing Fenjin”). The Company sold all of its equity interests in Lianluo Connection to Beijing Fenjin immediately following completion of the merger for a purchase price of RMB 0.

In May 2021, the Company changed its name from Lianluo Smart Limited to Newegg Commerce, Inc., and on May 20, 2021 changed its Nasdaq stock ticker from LLIT to NEGG.